                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    03-31-2000
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1420
                 -------------------------------
                 St. Paul, MN  55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William B. Frels
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-8478
         -------------------------------

Signature, Place, and Date of Signing:
                                   St. Paul, MN        5/13/99
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                    FORM 13F
     Mairs and Power, Inc.
     Discretionary Clients' Holdings as of 03-31-00


     Item 1                              Item 2        Item 3         Item 4         Item 5           Item 6    Item 7     Item 8
                                         Title of                     Market
     Name of Issuer                      Class         CUSIP          Value          Shares   SH/PRN  Invstmt   Managers   Voting
                                                                                                      Discr                Authority
     COMMON STOCK                                                                                                          SOLE

     Abbott Laboratories                 COM           002824100       1,845,584        52,450 SHR     SOLE                  52,450
     ADC Telecom                         COM           000886101      49,268,687       914,500 SHR     SOLE                 914,500
     Aegon NV                            COM           007924103         372,715         4,630 SHR     SOLE                   4,630
     Allstate Corp                       COM           020002101         347,091        14,576 SHR     SOLE                  14,576
     Am Home Products                    COM           026609107       1,806,000        33,600 SHR     SOLE                  33,600
     American Express                    COM           025816109       1,556,248        10,449 SHR     SOLE                  10,449
     American Greetings                  COM           026375105       1,079,487        59,150 SHR     SOLE                  59,150
     American Int'l Group                COM           026874107         552,537         5,046 SHR     SOLE                   5,046
     American Water Works                COM           030411102         237,500        10,000 SHR     SOLE                  10,000
     Amgen                               COM           031162100         662,850        10,800 SHR     SOLE                  10,800
     Archer-Daniels                      COM           039483102         207,296        20,101 SHR     SOLE                  20,101
     AT & T                              COM           001957109       1,134,127        20,140 SHR     SOLE                  20,140
     Automatic Data Proc                 COM           053015103         387,447         8,030 SHR     SOLE                   8,030
     Bank of America Corp                COM           060505104         419,500         8,000 SHR     SOLE                   8,000
     Bankamerica Corp                    COM           066050105       1,653,980        31,542 SHR     SOLE                  31,542
     Baxter International                COM           071813109      21,660,412       345,530 SHR     SOLE                 345,530
     BellSouth Corp                      COM           079860102         207,375         4,424 SHR     SOLE                   4,424
     Bemis                               COM           081437105      18,922,406       513,150 SHR     SOLE                 513,150
     BMC Industries                      COM           055607105       5,436,397       955,850 SHR     SOLE                 955,850
     BP Amoco PLC ADR                    COM           055622104       4,230,122        79,439 SHR     SOLE                  79,439
     Briggs & Stratton                   COM           109043109         246,750         6,000 SHR     SOLE                   6,000
     Bristol-Myers Squibb                COM           110122108       4,772,240        82,280 SHR     SOLE                  82,280
     Burlington Northern                 COM           12189T104         759,622        33,390 SHR     SOLE                  33,390
     Burlington Resources                COM           122014103       2,771,929        74,917 SHR     SOLE                  74,917
     Capital Title Group Inc             COM           140919101         460,000       320,000 SHR     SOLE                 320,000
     Cardinal Health                     COM           14149Y108         399,158         8,701 SHR     SOLE                   8,701
     Ceridian                            COM           15677T106      12,440,216       648,350 SHR     SOLE                 648,350


                                    FORM 13F
     Mairs and Power, Inc.
     Discretionary Clients' Holdings as of 03-31-00

     Item 1                              Item 2        Item 3         Item 4         Item 5           Item 6    Item 7     Item 8
                                         Title of                     Market
     Name of Issuer                      Class         CUSIP          Value          Shares   SH/PRN  Invstmt   Managers   Voting
     Chevron                             COM           166751107         866,417         9,373 SHR     SOLE                   9,373
     Cisco                               COM           17275R102       1,059,181        13,700 SHR     SOLE                  13,700
     Community First Bankshares          COM           203902101         299,040        18,690 SHR     SOLE                  18,690
     Community First Bkshr               COM           203902101         200,000        12,500 SHR     SOLE                  12,500
     Corning                             COM           219350105      12,502,912        64,448 SHR     SOLE                  64,448
     Covance Inc.                        COM           222816100         715,144        66,525 SHR     SOLE                  66,525
     Delta Air Lines                     COM           247361108       1,167,027        21,916 SHR     SOLE                  21,916
     Deluxe Corp                         COM           248019101      15,411,896       581,581 SHR     SOLE                 581,581
     Donaldson                           COM           257651109      16,870,974       747,744 SHR     SOLE                 747,744
     Dupont                              COM           263534109         277,975         5,251 SHR     SOLE                   5,251
     Eastman Kodak                       COM           277461109         223,387         4,113 SHR     SOLE                   4,113
     Ecolab Inc                          COM           278865100      21,590,153       588,488 SHR     SOLE                 588,488
     Emerson Electric                    COM           291011104      27,188,419       511,782 SHR     SOLE                 511,782
     Enron Corp                          COM           293561106       1,500,495        20,040 SHR     SOLE                  20,040
     Exxon Mobil Corp                    COM           30231g102       3,413,039        43,792 SHR     SOLE                  43,792
     First Data Corp                     COM           319963104         507,916        11,446 SHR     SOLE                  11,446
     Firstar                             COM           33761C103       2,111,626        92,060 SHR     SOLE                  92,060
     Firstar Corporation                 COM           33763V109         522,975        22,800 SHR     SOLE                  22,800
     Freddie Mac Voting Shs              COM           313400301         285,451         6,460 SHR     SOLE                   6,460
     G & K Services Cl A                 COM           361268105       2,040,694       104,400 SHR     SOLE                 104,400
     General Binding                     COM           369154109          95,625        10,000 SHR     SOLE                  10,000
     General Electric                    COM           369604103       2,162,098        13,893 SHR     SOLE                  13,893
     General Mills                       COM           370334104      21,710,171       599,936 SHR     SOLE                 599,936
     General Motors                      COM           370442105         225,747         2,726 SHR     SOLE                   2,726
     Genuine Parts                       COM           372460105         334,250        14,000 SHR     SOLE                  14,000
     Gillette Company                    COM           375766102         625,612        16,600 SHR     SOLE                  16,600
     Graco Inc                           COM           384109104      24,918,772       859,268 SHR     SOLE                 859,268
     GTE Corp                            COM           362320103       3,017,359        42,498 SHR     SOLE                  42,498
     HB Fuller                           COM           359694106      12,829,123       321,230 SHR     SOLE                 321,230
     Hershey                             COM           427866108         621,075        12,740 SHR     SOLE                  12,740


                                    FORM 13F
     Mairs and Power, Inc.
     Discretionary Clients' Holdings as of 03-31-00

     Item 1                              Item 2        Item 3         Item 4         Item 5           Item 6    Item 7     Item 8
                                         Title of                     Market
     Name of Issuer                      Class         CUSIP          Value          Shares   SH/PRN  Invstmt   Managers   Voting
     Hewlett-Packard                     COM           428236103         859,303         6,467 SHR     SOLE                   6,467
     Home Depot                          COM           437076102       1,232,659        19,111 SHR     SOLE                  19,111
     Honeywell Inc                       COM           438506107      26,133,026       496,000 SHR     SOLE                 496,000
     Hormel                              COM           440452100      19,185,850     1,167,200 SHR     SOLE               1,167,200
     IBM                                 COM           459200101       3,732,812        31,634 SHR     SOLE                  31,634
     Imation                             COM           45245A107         219,345         8,219 SHR     SOLE                   8,219
     Ingersoll Rand                      COM           456866102         445,819        10,075 SHR     SOLE                  10,075
     Intel                               COM           458140100       6,754,144        51,192 SHR     SOLE                  51,192
     Intl Flavors/Fragr                  COM           459506101         245,437         7,000 SHR     SOLE                   7,000
     J.P. Morgan                         COM           616880100       1,205,512         9,150 SHR     SOLE                   9,150
     Jefferson-Pilot                     COM           475070108         336,939         5,062 SHR     SOLE                   5,062
     Johnson & Johnson                   COM           478160104      21,362,041       304,086 SHR     SOLE                 304,086
     Jostens Inc                         COM           481088102         677,357        27,789 SHR     SOLE                  27,789
     Kimberly-Clark                      COM           494368103       3,318,900        59,200 SHR     SOLE                  59,200
     Laboratory Corp of Am               COM           50540R102          48,875        11,500 SHR     SOLE                  11,500
     Lucent Tech                         COM           549463107         791,962        12,930 SHR     SOLE                  12,930
     M.STNLY D. Witter                   COM                             381,225         4,600 SHR     SOLE                   4,600
     Medtronic Inc                       COM           585055106      37,504,110       729,120 SHR     SOLE                 729,120
     Merck & Co                          COM           589331107       2,010,489        32,362 SHR     SOLE                  32,362
     Merrill Lynch                       COM           590188108       1,200,675        11,435 SHR     SOLE                  11,435
     Microsoft                           COM           594918104       1,180,225        11,108 SHR     SOLE                  11,108
     Minnesota Mining                    COM           604059105      29,275,663       330,565 SHR     SOLE                 330,565
     Monsanto                            COM           611662107         315,180         6,120 SHR     SOLE                   6,120
     Motorola                            COM           620076109       2,022,100        13,850 SHR     SOLE                  13,850
     MTS Systems                         COM           553777103      13,149,419     1,724,514 SHR     SOLE               1,724,514
     Murphy Oil                          COM           626717102         357,275         6,200 SHR     SOLE                   6,200
     Natl Computer Sys                   COM           635519101      34,815,515       686,020 SHR     SOLE                 686,020
     Newell Rubbermaid                   COM           651192106         848,587        34,200 SHR     SOLE                  34,200
     Nokia                               COM           654902204         799,200         3,600 SHR     SOLE                   3,600
     Pacific Centy Finl Corp.            COM           694058108       1,117,187        55,000 SHR     SOLE                  55,000


                                    FORM 13F
     Mairs and Power, Inc.
     Discretionary Clients' Holdings as of 03-31-00

     Item 1                              Item 2        Item 3         Item 4         Item 5           Item 6    Item 7     Item 8
                                         Title of                     Market
     Name of Issuer                      Class         CUSIP          Value          Shares   SH/PRN  Invstmt   Managers   Voting
     Patterson Dental                    COM           703412106       1,939,275        50,700 SHR     SOLE                  50,700
     Pentair Inc                         COM           709631105       1,812,356        48,900 SHR     SOLE                  48,900
     Pfizer Inc                          COM           717081103      28,542,150       780,640 SHR     SOLE                 780,640
     Procter & Gamble                    COM           742718109         502,850         8,900 SHR     SOLE                   8,900
     Providian Financial                 COM           74406A102         407,657         4,706 SHR     SOLE                   4,706
     ReliaStar                           COM           75952U103      16,956,131       500,550 SHR     SOLE                 500,550
     Royal Dutch Petrol                  COM           780257804       1,763,281        30,500 SHR     SOLE                  30,500
     SAFECO Corp                         COM           786429100         229,766         8,650 SHR     SOLE                   8,650
     Schlumberger Ltd                    COM           806857108       4,882,230        63,820 SHR     SOLE                  63,820
     Service Master                      COM           81760N109         217,125        19,300 SHR     SOLE                  19,300
     Sigma Aldrich                       COM           826552101         690,687        25,700 SHR     SOLE                  25,700
     Silicon Graphics                    COM           827056102         709,800        67,200 SHR     SOLE                  67,200
     SNAP ON Inc.                        COM           833034101         250,091         9,550 SHR     SOLE                   9,550
     St. Jude Medical                    COM           790849103      13,431,096       520,333 SHR     SOLE                 520,333
     St. Paul Cos                        COM           792860108      22,883,065       670,566 SHR     SOLE                 670,566
     State Street Corp                   COM           857477103         202,856         2,094 SHR     SOLE                   2,094
     Sturm Ruger                         COM           864159108         210,000        24,000 SHR     SOLE                  24,000
     Super Valu                          COM           868536103      15,884,775       838,800 SHR     SOLE                 838,800
     Sycamore Networks, Inc.             COM                             341,076         2,644 SHR     SOLE                   2,644
     Target Corp                         COM           87612E106      36,468,282       487,870 SHR     SOLE                 487,870
     TCF Financial                       COM           872275102      18,084,451       759,452 SHR     SOLE                 759,452
     Toro                                COM           891092108      13,061,971       436,308 SHR     SOLE                 436,308
     TSI Inc                             COM           872876107       6,445,824       437,005 SHR     SOLE                 437,005
     Tyco                                COM           902124106         300,750         6,000 SHR     SOLE                   6,000
     Union Pacific Resources             COM           907834105         245,224        16,912 SHR     SOLE                  16,912
     United Healthcare                   COM           910581107         369,675         6,200 SHR     SOLE                   6,200
     US Bancorp                          COM           902973106      15,719,725       718,616 SHR     SOLE                 718,616
     US West Inc New                     COM           91273H101       1,087,124        14,969 SHR     SOLE                  14,969
     Valspar                             COM           920355104      10,815,619       282,300 SHR     SOLE                 282,300
     Vodafone                            COM           92857T107         250,031         4,500 SHR     SOLE                   4,500

                                    FORM 13F
     Mairs and Power, Inc.
     Discretionary Clients' Holdings as of 03-31-00

     Item 1                              Item 2        Item 3         Item 4         Item 5           Item 6    Item 7     Item 8
                                         Title of                     Market
     Name of Issuer                      Class         CUSIP          Value          Shares   SH/PRN  Invstmt   Managers   Voting
     Wells Fargo & Co                    COM           669380107      36,668,195       899,833 SHR     SOLE                 899,833
     Weyerhaeuser                        COM           962166104       3,420,000        60,000 SHR     SOLE                  60,000


     COMMON STOCK SUBTOTAL                                           775,452,198    22,797,872                           22,797,872

     PREFERRED STOCK

     Barclays Pfd. E                                   06738C83          389,937        17,000 SHR     SOLE                  17,000


     PREFERRED STOCK SUBTOTAL                                            389,937        17,000                               17,000

     MUTUAL FUNDS

     SIT MN Tax Free Income Fund                       82979K100         407,144        41,844 SHR     SOLE                  41,844
     Vanguard Index Tr 500                             922908108         382,785         2,772 SHR     SOLE                   2,772
     SIT Mid Cap Growth Fund                           829796101         350,934        13,800 SHR     SOLE                  13,800
     SIT Large Cap Growth Fund                         829797109         308,224         4,642 SHR     SOLE                   4,642
     New Perspective Fund                              648018109         298,107         9,491 SHR     SOLE                   9,491
     Fidelity Magellan                                                   257,633         1,798 SHR     SOLE                   1,798
     Fidelity Growth Co                                                  214,325         2,165 SHR     SOLE                   2,165
     Paine Webber US Govt Income Fu                                      146,355        17,320 SHR     SOLE                  17,320

     MUTUAL FUND SUBTOTAL                                              2,365,507        93,833                               93,833

     GRAND TOTALS                                                    778,207,642    22,908,705                           22,908,705